Derivative Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest rate swap agreement

As deemed appropriate, the Company from time to time uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In March 2020, the Company entered into an interest rate swap agreement which was scheduled to mature in December 2024. The Company did not designate, for accounting purposes, its interest rate swap agreement as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings. In June 2023, the Company terminated its interest rate swap agreement and received a $3.2 million cash payment, which was recognized as a realized gain on derivative instruments in the Company's consolidated statement of income for the year ended December 31, 2023. As at December 31, 2023, the Company was not committed to any interest rate swap agreements.

Forward freight agreements

As deemed appropriate, the Company from time to time uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain on derivative instruments in the Company's consolidated statements of income (loss). As at December 31, 2023, the Company maintains restricted cash deposits relating to FFAs (see note 18); however, the Company was not committed to any FFAs.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $
As at December 31, 2023
Interest rate swap agreement	—	—
	—	—

As at December 31, 2022
Interest rate swap agreement	2,087	1,622
	2,087	1,622

Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain on derivative instruments in the Company’s consolidated statements of income (loss) as follows:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Realized gains (losses) relating to:
Interest rate swap agreement	4,168	532	(296)
Forward freight agreements	(10)	1,484	(572)
	4,158	2,016	(868)

Unrealized (losses) gains relating to:
Interest rate swap agreement	(3,709)	3,159	1,436
Forward freight agreements	—	4	(4)
	(3,709)	3,163	1,432
Total realized and unrealized gain on derivative instruments	449	5,179	564